Income Tax - Loss carry forward (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating loss carryforwards
Valuation allowance	¥ 9,604	$ 1,472	¥ 0	¥ 19,851	¥ 14,999
Hong Kong
Operating loss carryforwards
Net operating loss carry forwards	4,605
PRC
Operating loss carryforwards
Net operating loss carry forwards	216,745
Other
Operating loss carryforwards
Net operating loss carry forwards	¥ 8,730